T. Rowe Price Large Cap Value Portfolio Expense Example - T. Rowe Price Large Cap Value Portfolio	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 54
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	323
Expense Example, with Redemption, 10 Years	732
Class B
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	460
Expense Example, with Redemption, 10 Years	1,032
Class E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	231
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	$ 913